Alliance
Capital
Reserves

      Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)                          Alliance Capital Reserves
================================================================================
  Principal
   Amount
    (000)     Security (a)                       Yield               Value
-------------------------------------------------------------------------------
              U.S. GOVERNMENT
              AGENCIES-62.3%
              Federal Farm Credit
              Bank
$    50,000   9/23/02 ....................        1.95%         $    49,282,292
              Federal Home
              Loan Bank
    425,000   1.79%, 3/21/03 FRN..........        1.84              424,742,835
    400,000   1.98%, 9/19/02 FRN..........        1.98              400,000,000
    400,000   1.98%, 3/19/03 FRN..........        1.98              400,000,000
    345,000   2.34%, 12/12/02.............        2.34              345,000,000
     22,335   2.34%, 12/12/02.............        2.45               22,292,118
    422,000   2.37%, 12/12/02.............        2.41              421,828,091
     27,000   2.65%, 12/20/02.............        2.65               27,000,000
              Federal Home Loan
              Mortgage Corp.
     62,500   3.72%, 8/27/02..............        3.72               62,500,000
    335,000   3/21/02.....................        1.74              333,720,858
    170,000   3/28/02.....................        1.74              169,293,367
    375,000   2/12/02.....................        1.75              374,234,375
    220,000   1/31/02.....................        3.46              219,365,667
              Federal National
              Mortgage Association
     50,000   1.78%, 9/27/02 FRN..........        2.84               49,974,293
    700,000   1.78%, 3/27/03 FRN..........        1.86              699,313,589
    190,000   1.81%, 11/29/02 FRN.........        1.84              189,952,336
    560,000   2.03%, 5/05/03 FRN..........        2.11              559,419,168
    515,000   2.22%, 3/22/02 FRN..........        2.22              515,000,000
    404,786   3/14/02.....................        1.74              403,377,345
    600,159   3/21/02.....................        1.74              597,867,393
    400,000   3/28/02.....................        1.74              398,337,333
    133,775   3/07/02.....................        1.75              133,352,308
    250,000   3/14/02.....................        1.75              249,125,000
    400,000   3/28/02.....................        1.75              398,327,778
    112,000   9/03/02.....................        1.99              110,483,178
              Student Loan Marketing
              Association FRN
    300,000   2.12%, 8/21/03..............        2.13              299,952,404
    250,000   2.20%, 1/09/02..............        2.20              250,000,000
                                                                ---------------
              Total U.S. Government
              Agencies (amortized cost
              $8,103,741,728).............                        8,103,741,728
                                                                ---------------
              COMMERCIAL
              PAPER-19.2%
              Allied Irish Banks Plc
     60,000   2/15/02 ....................        1.92               59,856,000
              Banque Caisse
              d'Epargne L'Etat
     60,000   3/12/02.....................        1.74               59,797,000
     40,000   2/13/02.....................        1.77               39,915,433
    115,000   3/04/02.....................        1.86              114,631,617
     85,000   3/20/02.....................        1.99               84,633,508
              Banque Generale
              Du Luxembourg
     40,000   2/04/02.....................        1.91               39,927,844
              Barclays Bank
    145,000   2/28/02.....................        1.83              144,572,492
              Canadian Imperial
              Bank
     32,000   3/25/02.....................        1.78               31,868,676
              CBA (Finance)
              Delaware, Inc.
     30,000   1/31/02.....................        1.77               29,955,750
              ChevronTexaco Corp.
     90,000   2/21/02.....................        1.82               89,767,950
              Clipper Receivables
              Corp.
     25,000   1/17/02 (b).................        1.90               24,978,889
              Enterprise Funding
              Corp.
    100,000   1/15/02 (b).................        1.98               99,923,000
              GE Capital
              International Funding
    121,000   2/11/02 (b).................        1.89              120,739,547
              General Electric
              Capital Corp.
    168,000   5/16/02.....................        1.85              166,834,500
              General Re Corp.
    160,000   1/25/02.....................        1.85              159,802,667
              GlaxoWellcome Plc
    170,000   2/06/02 (b).................        1.86              169,683,800
              Goldman Sachs
              Group, Inc.
    110,000   2/13/02 (b).................        1.85              109,756,931

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================
  Principal
   Amount
    (000)     Security (a)                       Yield               Value
-------------------------------------------------------------------------------
              HSBC Bank Plc
$   115,000   3/15/02.....................        1.80%         $   114,580,250
     70,000   2/07/02 ....................        1.90               69,863,305
              Lloyds Bank Plc
    165,000   2/07/02.....................        1.88              164,681,183
              Morgan Stanley
              Dean Witter
    170,000   1/29/02.....................        1.86              169,754,067
              San Paolo IMI Corp.
    200,000   2/13/02.....................        1.89              199,548,500
              Swedish Export
              Credit Corp.
     95,000   3/12/02.....................        1.78               94,671,194
              Toronto Dominion
              Bank
     85,000   1/28/02.....................        1.88               84,880,150
              Wells Fargo & Co.
     55,000   2/22/02.....................        2.05               54,837,139
                                                                ---------------
              Total Commercial
              Paper
              (amortized cost
              $2,499,461,392).............                        2,499,461,392
                                                                ---------------
              CERTIFICATES OF
              DEPOSIT-12.8%
              Abbey National
              Treasury Services Plc
    113,000   1.91%, 2/08/02..............        1.90              113,001,128
     40,000   2.22%, 2/15/02..............        1.90               40,015,810
              ABN AMRO
     50,000   1.88%, 2/11/02..............        1.90               49,998,844
     60,000   2.04%, 9/03/02..............        2.04               60,000,000
     40,000   2.11%, 4/29/02..............        1.85               40,033,637
              Bank National Paribas
    110,000   1.86%, 3/13/02..............        1.86              110,000,000
              Bayerische Landesbank
     56,000   2.22%, 4/23/02..............        1.83               56,067,050
              Credit Agricole
              Indosuez
     65,000   2.12%, 2/04/02..............        1.90               65,013,394
              Danske Bank
     81,000   3.55%, 2/11/02..............        3.55               81,000,453
              J.P. Morgan & Co., Inc.
    115,000   1.75%, 3/13/02 (b)..........        1.75              115,000,000
              Landesbank
              Baden-Wurttemberg
    115,000   1.80%, 1/31/02..............        1.79              115,000,956
              Lloyds Bank Plc
     95,000   1.81%, 2/25/02..............        1.81               95,000,000
              Merita-Nordbanken Plc
    115,000   1.84%, 4/18/02..............        1.84              115,000,000
     50,000   1.89%, 2/13/02..............        1.89               50,000,000
              Nordeutsche
              Landesbank
    180,000   1.86%, 1/31/02..............        1.86              180,000,000
              Societe Generale
              N.A., Inc.
    115,000   2.10%, 2/01/02 .............        2.10              115,000,000
              Southtrust Bank NA
    113,000   2.10%, 2/01/02..............        2.10              113,000,000
              Toronto Dominion
              Bank
    112,000   2.11%, 2/01/02..............        2.11              112,000,000
              Westpac Bank
     40,000   1.89%, 2/13/02..............        1.89               40,000,238
                                                                ---------------
              Total Certificates
              of Deposit
              (amortized cost
              $1,665,131,510).............                        1,665,131,510
                                                                ---------------
              CORPORATE
              OBLIGATIONS-5.6%
              Aid Housing Guaranty
              Project Portugal FRN
      9,375   2.45%, 12/01/16.............        2.45                9,375,000
              Beta Finance, Inc. FRN
     60,000   1.87%, 1/14/02 (b)..........        1.87               60,000,000
              Centauri Corp.
              USA, Inc.
     60,000   1.87%, 1/14/02 (b)..........        1.87               60,000,000
    100,000   4.40%, 4/26/02 (b)..........        4.37              100,010,706
     59,000   4.42%, 4/25/02 (b)..........        4.42               59,000,000
              Hartford Life
              Insurance Co.
     50,000   2.17%, 3/01/02 (c)..........        2.17               50,000,000
              Merrill Lynch
              & Co., Inc.
     60,000   4.18%, 6/05/02 .............        4.18               60,000,000
              Metlife Funding
              Agreement
    150,000   2.19%, 1/02/02 (c)..........        2.19              150,000,000
              Sigma Finance, Inc.
     57,000   2.10%, 10/07/02 (b).........        2.11               56,995,667

                                                       Alliance Capital Reserves
================================================================================
  Principal
   Amount
    (000)     Security (a)                       Yield               Value
-------------------------------------------------------------------------------
              Toyota Motor
              Credit Corp.
$    60,000   1.85%, 5/15/02 (b)..........        1.85%         $    60,000,000
              Travelers Life
              Funding Agreement
     65,000   2.04%, 5/10/02 (c)..........        2.04               65,000,000
                                                                ---------------
              Total Corporate
              Obligations
              (amortized cost
              $730,381,373) ..............                          730,381,373
                                                                ---------------
              TOTAL
              INVESTMENTS-99.9%
              (amortized cost
              $12,998,716,003)............                       12,998,716,003
              Other assets less
              liabilities-0.1%............                            7,728,230
                                                                ---------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              13,007,081,728 shares
              outstanding)  ..............                      $13,006,444,233
                                                                ===============
-------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to $1,036,088,540 representing 8.0% of net assets.

(c) Illiquid securities and subject to restrictions as to resale. These securities amounted to $265,000,000, representing 2.0% of net assets (see Note A).

      Glossary:

      FRN - Floating Rate Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)         Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
   Interest .....................................................                  $218,115,168
EXPENSES
   Advisory fee (Note B) ........................................   $ 31,456,372
   Distribution assistance and administrative service (Note C) ..     29,657,108
   Transfer agency (Note B) .....................................      5,931,082
   Printing .....................................................        625,396
   Custodian fees ...............................................        568,057
   Registration fees ............................................        450,810
   Audit and legal fees .........................................         77,031
   Trustees' fees ...............................................         10,000
   Miscellaneous ................................................         62,960
                                                                    ------------
   Total expenses ...............................................                    68,838,816
                                                                                   ------------
   Net investment income ........................................                   149,276,352
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions .................                        34,283
                                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                  $149,310,635
                                                                                   ============

-------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                     Alliance Capital Reserves
================================================================================

                                                     Six Months Ended        Year Ended
                                                     December 31, 2001        June 30,
                                                        (unaudited)             2001
                                                     =================    ================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .........................   $     149,276,352    $    619,864,699
   Net realized gain on investment transactions ..              34,283              31,390
                                                     -----------------    ----------------
   Net increase in net assets from operations ....         149,310,635         619,896,089
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .........................        (149,276,352)       (619,864,699)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ..............        (399,001,741)      3,223,031,949
                                                     -----------------    ----------------
   Total increase (decrease) .....................        (398,967,458)      3,223,063,339
NET ASSETS
   Beginning of period ...........................      13,405,411,691      10,182,348,352
                                                     -----------------    ----------------
   End of period .................................   $  13,006,444,233    $ 13,405,411,691
                                                     =================    ================

-------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)                          Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Port folio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc., ("AGIS"), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,964,979 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Port folio's expenses were reduced by $22,789 under an expense offset arrangement with AGIS.

                                                       Alliance Capital Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $17,209,704. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $12,447,404 a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $633,586, of which $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in 2004, $887 expires in
2005, $2,275 expires in 2006 and $9,185 expires in the year 2007. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $31,390 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2001, capital paid-in aggregated $13,007,081,728. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended        Year Ended
                                                 December 31, 2001        June 30,
                                                    (unaudited)             2001
                                                 =================    ===============
Shares sold ..................................       8,835,234,056     21,480,246,627
Shares issued on reinvestments of dividends ..         149,276,352        619,864,699
Shares redeemed ..............................      (9,383,512,149)   (18,877,079,377)
                                                 -----------------    ---------------
Net increase (decrease) ......................        (399,001,741)     3,223,031,949
                                                 =================    ===============

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                            December 31,                                Year Ended June 30,
                                                2001          =====================================================================
                                            (unaudited)           2001           2000           1999          1998          1997
                                            ===========       ===========    ===========    ===========    ==========    ==========
Net asset value, beginning of period .....  $      1.00       $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
                                            -----------       -----------    -----------    -----------    ----------    ----------
Income from Investment Operations
Net investment income ....................         .011              .051           .049           .043          .047          .045
                                            -----------       -----------    -----------    -----------    ----------    ----------
Less: Dividends
Dividends from net investment income .....        (.011)            (.051)         (.049)         (.043)        (.047)        (.045)
                                            -----------       -----------    -----------    -----------    ----------    ----------
Net asset value, end of period ...........  $      1.00       $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
                                            ===========       ===========    ===========    ===========    ==========    ==========
Total Return
Total investment return based
   on net asset value (a) ................         1.09%             5.18%          4.97%          4.40%         4.83%         4.63%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..  $    13,006       $    13,405    $    10,182    $    10,278    $    8,015    $    5,733
Ratio of expenses to average
   net assets ............................         1.00%(b)          1.00%          1.00%           .99%         1.00%         1.00%
Net investment income ....................         2.17%(b)          4.99%          4.88%          4.29%         4.71%         4.53%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

                                                       Alliance Capital Reserves
================================================================================

Alliance Capital Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004
--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

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

Alliance Capital Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Capital Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

* * 1 2 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACRSR1201